Financial assets - Movement in provisions that cover impairment losses (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reconciliation of changes in loss allowance of financial instruments
Recorded impairment, net of recoveries	€ 4,368
Impairment loss on financial assets		€ 4,352
Financial assets at amortised cost, category
Disclosure of reconciliation of changes in loss allowance of financial instruments
Net impairment losses charged to income for the period	5,199	5,174
Impairment losses charged to income	9,697	9,042
Impairment losses reversed with a credit to income	(4,498)	(3,868)
Write-off of impaired assets against recorded allowance	(6,246)	(6,140)
Exchange differences and other	434	(749)
Previously written-off assets recovered	837	823
Recorded impairment, net of recoveries	4,362
Impairment loss on financial assets		4,351
Financial assets at amortised cost, category | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at beginning of period	(23,945)	(26,656)
Financial assets at end of period	(23,332)	(24,941)
Financial instruments credit-impaired | Financial assets at amortised cost, category | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at end of period	(15,110)	(16,131)
Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at end of period	(8,222)	(8,810)
Expected credit losses individually assessed [member] | Financial assets at amortised cost, category | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at end of period	(4,983)	(6,146)
Expected credit losses collectively assessed [member] | Financial assets at amortised cost, category | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at end of period	€ (18,349)	€ (18,795)